Investments (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Investments [Abstract]
Schedule of Investments	The components of investments were as follows:
As at	September 30, 2024	March 31, 2024
Long term investments
Investments in certificate of deposits*	$25,553	$91,947
	$25,553	$91,947
*	Investments includes certificate of deposits and interest accrued on the same.
The components of investments were as follows:
As at	March 31, 2024	March 31, 2023
Long term investments
Investments in certificate of deposits*	$91,947	$158,455
	91,947	158,455
*	Investments includes fixed deposits and interest accrued on the same.

As at	March 31, 2024	March 31, 2023
Long term investments
Investments in certificate of deposits with related parties*#	-	95,577
	-	95,577
*	these certificate of deposits have a maturity of more than 12 months and hence have been considered under long term. However, these have been given under lien against debt availed.
#	Mahindra & Mahindra Financial Services Limited was related party till December 28, 2023 and these deposits have remaining maturity period of less than 12 months, hence the outstanding balance as on March 31, 2024 has been disclosed under “Short term investments” in Note 8(a) above.